Segment Information - Schedule of Operating Results by Segment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Other Noninterest Expense	$ 187,991	$ 181,214	$ 181,014
Net interest income (loss)	225,044	221,025	235,315
Depreciation, Amortization and Accretion, Net	7,243	7,315	6,954
(Recovery of) provision for loan losses	(7,333)	3,415	35,419
Other income	75,549	73,277	92,403
Gain (Loss) on Sale of Investments	(1,158)	0	0
Other expense	195,234	188,529	187,968
Income (loss) before taxes	112,692	102,358	104,331
Income taxes (benefit)	28,602	25,131	25,701
Net income	84,090	77,227	78,630
Assets	7,003,256	6,638,347	6,642,803
Loans	4,829,682	4,620,505	4,450,322
Deposits	5,128,000	4,789,994	4,716,032
Totals For Reportable Segments [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	179,991	173,694	174,429
Net interest income (loss)	227,056	218,197	230,573
Depreciation, Amortization and Accretion, Net	7,243	7,315	6,954
Income taxes (benefit)	33,389	27,957	27,506
Assets	6,996,513	6,643,994	6,656,933
Deposits	5,228,649	4,903,564	4,822,465
PNB
Segment Reporting Information [Line Items]
Net interest income (loss)	218,641	210,781	221,758
(Recovery of) provision for loan losses	3,517	14,039	16,678
Other income	69,384	70,841	70,739
Other expense	171,365	165,665	156,516
Income (loss) before taxes	113,143	101,918	119,303
Income taxes (benefit)	30,103	26,324	32,197
Net income	83,040	75,594	87,106
Assets	6,912,443	6,524,098	6,502,579
Loans	4,781,761	4,559,406	4,369,173
Deposits	5,222,766	4,896,405	4,814,107
GFSC
Segment Reporting Information [Line Items]
Net interest income (loss)	7,457	8,741	9,156
(Recovery of) provision for loan losses	1,544	1,175	859
Other income	(1)	11	0
Other expense	4,103	3,133	2,835
Income (loss) before taxes	1,809	4,444	5,462
Income taxes (benefit)	634	1,556	1,912
Net income	1,175	2,888	3,550
Assets	40,308	47,115	49,926
Loans	40,645	47,228	50,082
Deposits	5,883	7,159	8,358
SEPH
Segment Reporting Information [Line Items]
Net interest income (loss)	958	(1,325)	(341)
(Recovery of) provision for loan losses	(12,394)	(11,799)	17,882
Other income	5,991	1,956	21,431
Other expense	11,766	12,211	22,032
Income (loss) before taxes	7,577	219	(18,824)
Income taxes (benefit)	2,652	77	(6,603)
Net income	4,925	142	(12,221)
Assets	43,762	72,781	104,428
Loans	23,956	38,014	59,178
Deposits	0	0	0
All Other
Segment Reporting Information [Line Items]
Net interest income (loss)	(2,012)	2,828	4,742
(Recovery of) provision for loan losses	0	0	0
Other income	175	469	233
Other expense	8,000	7,520	6,585
Income (loss) before taxes	(9,837)	(4,223)	(1,610)
Income taxes (benefit)	(4,787)	(2,826)	(1,805)
Net income	(5,050)	(1,397)	195
Assets	6,743	(5,647)	(14,130)
Loans	(16,680)	(24,143)	(28,111)
Deposits	(100,649)	(113,570)	(106,433)
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	0	0	0
Net interest income (loss)	3,708	8,659	8,558
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	0	0	0
Assets	(18,556)	(30,369)	(35,639)
Deposits	(100,649)	(113,570)	(106,433)
Parent Co Gfsc Totals Not Eliminated [Member]
Segment Reporting Information [Line Items]
Other Noninterest Expense	8,000	7,520	6,585
Net interest income (loss)	(5,720)	(5,831)	(3,816)
Depreciation, Amortization and Accretion, Net	0	0	0
Income taxes (benefit)	(4,787)	(2,826)	(1,805)
Assets	25,299	24,722	21,509
Deposits	$ 0	$ 0	$ 0